RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income
	2013	2012
Retail subsidy from CNH North America	$54,976	$53,343
Wholesale subsidy:
CNH North America	34,002	33,683
Other affiliates	814	957
Operating lease subsidy from CNH North America	8,235	7,274
Lending funds:
CNH North America	—	352
Other affiliates	—	1

Total interest and other income from affiliates	$98,027	$95,610

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

Schedule of various accounts and notes receivable and debt with the affiliates

	March 31, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$2,142	$64,708
CNH Canada Ltd.	1,016	17,797
Other affiliates	13,059	12,874

Total affiliated receivables	$16,217	$95,379

Affiliated debt owed to:
CNH America	$416,274	$788,381
CNH Canada Ltd.	98,759	60,651
Fiat	5,000	15,000

Total affiliated debt	$520,033	$864,032

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270